Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GRAYSCALE FUNDS TRUST
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Sep. 22, 2026